Related Party Transactions (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 19, 2025 USD ($)	Jun. 17, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 19, 2025 CNY (¥)	Jun. 17, 2025 CNY (¥)	Aug. 12, 2024 USD ($)	Aug. 12, 2024 CNY (¥)	Nov. 05, 2023 USD ($)
Guangdong Jiasiwei [Member]
Related Party Transactions [Line Items]
Short-term loan			$ 279,189		$ 279,189		¥ 2,000,000
Interest rate			10.00%		10.00%		10.00%
Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Interest rate			12.00%	12.00%	12.00%		12.00%			6.50%	6.50%
Long term loan										$ 3,140,879	¥ 22,500,000
Repaid in advance					$ 2,303,311	¥ 16,500,000
Interest amount					$ 78,083	¥ 559,356
Aggregate amount			$ 362,164	$ 1,107,691
One Year Loan [Member] | Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Short-term loan		$ 353,174							¥ 2,530,000
Interest rate		10.00%							10.00%
Short-term loan term		1
One Month Loan [Member] | Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Short-term loan	$ 139,595							¥ 1,000,000
Short-term loan term	1
Interest Free Loans [Member] | Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Long-term loan term										3 years	3 years	3 years
Unsecured loan												$ 630,000